Consumer Receivables (Details) - Schedule of assessment of the credit quality of finance receivables - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the credit quality of finance receivables [Line Items]
Current, Amount		$ 122,477	$ 54,247
Current, Percent		87.30%	86.40%
Delinquency:
Total delinquency, Amount		$ 17,798	$ 8,511
Total delinquency, Percent		12.70%	13.60%
Finance receivables before allowance for loan losses, Amount		$ 140,275	$ 62,758
Finance receivables before allowance for loan losses, Percent		100.00%	100.00%
Loans Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the credit quality of finance receivables [Line Items]
Current, Amount	$ 60,642	$ 66,514	$ 38,133
Current, Percent	84.70%	85.80%	86.90%
Delinquency:
Total delinquency, Amount	$ 10,968	$ 10,978	$ 5,737
Total delinquency, Percent	15.30%	14.20%	13.10%
Finance receivables before allowance for loan losses, Amount	$ 71,610	$ 77,492	$ 43,870
Finance receivables before allowance for loan losses, Percent		100.00%	100.00%
Finance Receivable Instacash [Member]
Consumer Receivables (Details) - Schedule of assessment of the credit quality of finance receivables [Line Items]
Current, Amount	$ 60,364	$ 55,963	$ 16,114
Current, Percent	90.20%	89.10%	85.30%
Delinquency:
Total delinquency, Amount	$ 6,587	$ 6,820	$ 2,774
Total delinquency, Percent	9.80%	10.90%	14.70%
Finance receivables before allowance for loan losses, Amount	$ 66,951	$ 62,783	$ 18,888
Finance receivables before allowance for loan losses, Percent		100.00%	100.00%
Membership Receivables [Member]
Consumer Receivables (Details) - Schedule of assessment of the credit quality of finance receivables [Line Items]
Current, Amount		$ 2,227	$ 1,586
Current, Percent		71.80%	84.10%
Delinquency:
Total delinquency, Amount		$ 872	$ 299
Total delinquency, Percent		28.20%	15.90%
Finance receivables before allowance for loan losses, Amount		$ 3,099	$ 1,885
Finance receivables before allowance for loan losses, Percent		100.00%	100.00%
Fees Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the credit quality of finance receivables [Line Items]
Current, Amount	$ 7,725	$ 6,682	$ 2,435
Current, Percent	80.70%	79.90%	83.60%
Delinquency:
Total delinquency, Amount	$ 1,842	$ 1,684	$ 478
Total delinquency, Percent	19.30%	20.10%	16.40%
Finance receivables before allowance for loan losses, Amount	$ 9,567	$ 8,366	$ 2,913
Finance receivables before allowance for loan losses, Percent		100.00%	100.00%
31 to 60 days [Member] | Financing Receivable [Member]
Delinquency:
Total delinquency, Amount		$ 13,397	$ 6,148
Total delinquency, Percent		9.60%	9.80%
31 to 60 days [Member] | Loans Receivable [Member]
Delinquency:
Total delinquency, Amount	$ 5,887	$ 6,577	$ 3,374
Total delinquency, Percent	8.20%	8.50%	7.70%
31 to 60 days [Member] | Finance Receivable Instacash [Member]
Delinquency:
Total delinquency, Amount	$ 6,587	$ 6,820	$ 2,774
Total delinquency, Percent	9.80%	10.90%	14.70%
31 to 60 days [Member] | Membership Receivables [Member]
Delinquency:
Total delinquency, Amount		$ 514	$ 168
Total delinquency, Percent		16.60%	9.00%
31 to 60 days [Member] | Fees Receivable [Member]
Delinquency:
Total delinquency, Amount	$ 1,842	$ 1,684	$ 478
Total delinquency, Percent	19.30%	20.10%	16.40%
61 to 90 days [Member] | Financing Receivable [Member]
Delinquency:
Total delinquency, Amount		$ 4,401	$ 2,363
Total delinquency, Percent		3.10%	3.80%
61 to 90 days [Member] | Loans Receivable [Member]
Delinquency:
Total delinquency, Amount	$ 5,081	$ 4,401	$ 2,363
Total delinquency, Percent	7.10%	5.70%	5.40%
61 to 90 days [Member] | Finance Receivable Instacash [Member]
Delinquency:
Total delinquency, Amount
Total delinquency, Percent	0.00%	0.00%	0.00%
61 to 90 days [Member] | Membership Receivables [Member]
Delinquency:
Total delinquency, Amount		$ 358	$ 131
Total delinquency, Percent		11.60%	6.90%
61 to 90 days [Member] | Fees Receivable [Member]
Delinquency:
Total delinquency, Amount
Total delinquency, Percent	0.00%	0.00%	0.00%